Income taxes - Changes in deferred tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Balance at beginning of period	$ 11,441	$ 10,335
Balance at beginning of period	1,881	1,770
Balance at beginning of period	9,560	8,565
Taxes losses carryforward	(68)	830
Taxes losses carryforward	(68)	830
Asset retirement obligations and other provisions		226
Asset retirement obligations and other provisions		226
Fair value of financial instruments	(634)	75
Fair value of financial instruments	(634)	75
Fair value of property, plant and equipment in business combination	(330)	138
Fair value of property, plant and equipment in business combination	330	(138)
Other	(255)	(27)
Other	(255)	(27)
Effect in income statement	(1,281)	1,104
Effect in income statement	(330)	138
Effect in income statement	(951)	966
Transfers between assets and liabilities	(136)	(155)
Transfers between assets and liabilities	(136)	(155)
Translation adjustment	688	(649)
Translation adjustment	(75)	(13)
Translation adjustment	763	(636)
Other comprehensive income	58	(15)
Other comprehensive income	101	141
Other comprehensive income	(43)	(156)
Tax loss carryforward from coal operations		821
Tax loss carryforward from coal operations		821
Timing differences arising from assets and liabilities	(324)
Timing differences arising from assets and liabilities	(324)
Sale of California Steel Industries	(28)
Sale of California Steel Industries	28
Balance at ending of period	10,770	11,441
Balance at ending of period	1,413	1,881
Balance at ending of period	$ 9,357	$ 9,560